Commitments, Contingencies and Guarantees (Tables)	12 Months Ended
Dec. 31, 2013
Commitments And Contingencies Disclosure [Abstract]
Contractual Obligations

Our contractual obligations as of December 31, 2013 can be summarized as follows:

Payments due by period (in thousands)	Total EUR	1 year EUR	2 year EUR	3 year EUR	4 year EUR	5 year EUR	After 5 years EUR

Long-Term Debt Obligations, including interest expense[1]	1,341,380	45,079	44,952	44,907	275,640	54,155	876,647
Operating Lease Obligations	74,946	30,293	21,543	14,081	4,803	2,539	1,687
Purchase Obligations	2,012,913	1,894,455	85,548	16,223	13,772	2,382	533
Unrecognized Tax Benefits, including interest expense	74,069	580	945	7,680	26,105	785	37,974

Total Contractual Obligations	3,503,308	1,970,407	152,988	82,891	320,320	59,861	916,841

1	See Note 15 for the amounts excluding interest expenses.

Purchase Options
The amounts to be paid if ASML would exercise these purchase options at the end of the lease as of December 31, 2013 can be summarized as follows:

Purchase options due by period (in thousands)	Total EUR	1 year EUR	2 year EUR	3 year EUR	4 year EUR	5 year EUR	After 5 years EUR

Purchase options	13,983	-	-	13,983	-	-